Provisions - Summary of Expected Term to Settle Obligations (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions	$ 1,473,517	$ 1,625,404	$ 1,584,316
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions	718	1,104	1,631
Letter of credit, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	17,273	16,506	5,993
Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	839,456	878,974	754,364
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	177,334	169,358	193,915
Pension Funds Reimbursement [member]
Disclosure of other provisions [line items]
Provisions	159,851	191,177	231,119
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	278,885	$ 368,285	$ 397,294
Current [member]
Disclosure of other provisions [line items]
Provisions	1,134,841
Current [member] | Letter of credit, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	17,273
Current [member] | Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	679,980
Current [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	90,443
Current [member] | Pension Funds Reimbursement [member]
Disclosure of other provisions [line items]
Provisions	103,344
Current [member] | Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	243,801
Later than one year [member]
Disclosure of other provisions [line items]
Provisions	338,676
Later than one year [member] | For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions	718
Later than one year [member] | Commercial claims [member]
Disclosure of other provisions [line items]
Provisions	159,476
Later than one year [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	86,891
Later than one year [member] | Pension Funds Reimbursement [member]
Disclosure of other provisions [line items]
Provisions	56,507
Later than one year [member] | Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	$ 35,084